Post-retirement benefit obligations - Reconciliation, projected net pension liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset)
Increase in asset limitation	R 604	R 58	R 1,051
Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	11,352	7,740
Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	63,549	63,806	58,305
Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	11,564	8,868
Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	51,985	54,938
Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	25,617	25,247
Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	26,368	29,691
Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(55,120)	(58,385)	(54,018)
Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(27,522)	(28,524)
Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(27,598)	(29,861)
Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	2,923	2,319
Increase in asset limitation	604	58
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(467)	(555)
South Africa | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	47,228	51,241	47,285
South Africa | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	47,228	51,241
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	20,860	21,550
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	26,368	29,691
South Africa | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(50,618)	(54,115)	(50,128)
South Africa | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(23,020)	(24,254)
South Africa | Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(27,598)	(29,861)
South Africa | Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	2,923	2,319
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	11,819	8,295
Foreign Countries | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	16,321	12,565	11,020
Foreign Countries | Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	11,564	8,868
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	4,757	3,697
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	4,757	3,697
Foreign Countries | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	(4,502)	(4,270)	R (3,890)
Foreign Countries | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net post-retirement obligation (asset) recognized	R (4,502)	R (4,270)